Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets [Abstract]
Cash and Due from Banks	$ 2,148	$ 1,348
Interest-bearing Deposits in Banks and Other Financial Institutions	4,232	4,228
Total cash and cash equivalents	6,380	5,576
Investment securities	17,157	16,137
Loans held-for-sale, net	105	2,003
Finance receivables and loans, net [Abstract]
Finance receivables and loans, net	111,600	99,948
Allowance for loan losses	(1,054)	(977)
Total finance receivables and loans, net	110,546	98,971
Investment in operating leases, net	16,271	19,510
Premiums receivable and other insurance assets	1,801	1,695
Other Assets	6,321	7,105
Assets of operations held-for-sale	0	634
Total assets	158,581	151,631
Liabilities and Equity [Abstract]
Noninterest-bearing deposit liabilities	89	64
Interest-bearing deposit liabilities	66,389	58,139
Total deposit liabilities	66,478	58,203
Short-term borrowings	8,101	7,062
Long-term debt	66,234	66,380
Interest payable	350	477
Unearned insurance premiums and service revenue	2,434	2,375
Accrued expenses and other liabilities	1,545	1,735
Total liabilities	145,142	136,232
Equity [Abstract]
Common stock and paid-in capital	21,100	21,038
Preferred stock	696	1,255
Accumulated deficit	(8,110)	(6,828)
Accumulated other comprehensive income	(231)	(66)
Treasury Stock, Value	(16)	0
Total equity	13,439	15,399
Total liabilities and equity	158,581	151,631
Variable Interest Entity, Primary Beneficiary [Member]
Finance receivables and loans, net [Abstract]
Finance receivables and loans, net	27,929	30,081
Allowance for loan losses	(196)	(179)
Total finance receivables and loans, net	27,733	29,902
Investment in operating leases, net	4,791	5,595
Other Assets	1,624	1,964
Total assets	34,148	37,461
Liabilities and Equity [Abstract]
Long-term debt	20,267	24,297
Accrued expenses and other liabilities	22	173
Total liabilities	$ 20,289	$ 24,470